PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Common Stock - 99.0%
	Shares	Value
BELGIUM - 4.0%
D’leteren SA	130,055	$23,506,124
N.V. Bekaert S.A.	75,000	3,338,227
		26,844,351
BRAZIL - 4.1%
Equatorial Energia S.A.	3,842,326	26,995,429

CANADA - 4.4%
EQB Inc.	203,627	15,432,455
goeasy Ltd.	146,037	13,986,867
		29,419,322
CHINA - 3.6%
China MeiDong Auto Holdings Limited	15,376,000	2,508,835
Xinhua Winshare Publishing and Media Co., Limited	5,510,500	7,249,633
Zhongsheng Group Holdings	9,679,000	14,449,795
		24,208,263
DENMARK - 1.2%
Ringkjoebing Landbobank A/S	32,300	7,811,403

FRANCE - 15.6%
Amundi	181,100	15,015,455
Elis S.A.	551,998	15,726,919
Ipsos	391,400	15,747,932
Rubis	405,300	15,260,033
SEB S.A.	235,600	13,640,728
Sopra Steria	122,600	22,259,495
Technip Energies N.V.	163,700	6,244,247
		103,894,809
GERMANY- 4.0%
Krones AG	46,600	7,431,920
Sixt SE	231,925	19,283,958
		26,715,878
HONG KONG - 1.9%
VSTECS Holdings Limited	12,705,360	12,732,294

INDIA - 2.3%
Karnataka Bank Limited	3,144,900	7,190,490
Karur Vysya Bank Limited	2,693,340	7,905,971
		15,096,461
IRELAND - 3.1%
Glanbia plc	1,193,800	20,455,129

ITALY - 2.1%
De’Longhi SpA	331,836	14,224,326

JAPAN - 12.3%
Daicel Corporation	1,746,400	15,587,187
Kanematsu Corporation	1,327,800	15,239,479
KITZ Corporation	1,294,200	14,358,441
Kraftia Corporation	139,500	6,850,180
Mizuho Leasing Company, Limited	1,659,400	14,958,896
Open House Group Co., Limited	252,300	14,811,730
		81,805,913
NETHERLANDS - 2.2%
Aalberts N.V.	435,234	14,342,532

	Shares	Value
NORWAY - 7.1%
SpareBank Nord-Norge	795,289	$11,976,365
Sparebank 1 Oestlandet	217,488	4,438,421
SpareBank 1 SMN	446,428	9,119,401
SpareBank 1 SR-Bank ASA	489,426	9,626,557
Sparebanken Norge	631,392	12,397,615
		47,558,359
PORTUGAL - 2.1%
Redes Energéticas Nacionais, SGPS, S.A.	3,774,005	14,249,473

SINGAPORE - 1.1%
Venture Corporation, Limited	643,900	7,580,596

SOUTH AFRICA - 1.1%
Motus Holdings Limited	1,028,400	7,567,460

SOUTH KOREA - 2.8%
Doosan Bobcat	119,700	4,794,481
Poongsan Corporation	190,400	14,076,290
		18,870,771
SPAIN - 0.5%
CIE Automotive	99,200	3,465,884

SWEDEN - 4.5%
AcadeMedia AB	675,200	7,243,598
Hexpol AB	1,567,100	14,950,584
Loomis AB, Class B	182,361	7,722,668
		29,916,850
TAIWAN - 4.2%
Primax Electronics Limited	5,251,800	12,836,786
Sanyang Motor Co., Limited	7,746,000	15,136,755
		27,973,541
THAILAND - 6.7%
Krungthai Card Public Company Limited	17,053,800	14,209,244
Thanachart Capital PCL	8,063,000	14,907,784
TISCO Financial Group	4,338,700	15,217,469
		44,334,497
UNITED KINGDOM - 8.1%
Berkeley Group Holdings plc	145,993	7,665,860
Coats Group plc	7,274,470	8,267,555
Computacenter plc	142,000	5,595,965
Hikma Pharmaceuticals plc	457,000	9,527,236
Inchcape plc	502,118	5,193,393
OSB Group plc	952,617	8,168,034
QinetiQ	1,637,700	9,727,079
		54,145,122

TOTAL COMMON STOCK
(Cost $ 500,616,428)		660,208,663

SHORT TERM INVESTMENTS - 0.2%

	Par Value	Value
Money Market - 0.2%
UMB Money Market Special II, 3.48%(a)	1,485,251	$1,485,251
(Cost $ 1,485,251)

TOTAL INVESTMENTS - 99.2%
(Cost $ 502,101,679)		661,693,914
OTHER ASSETS & LIABILITIES (NET) - 0.8%		5,367,993
NET ASSETS - 100%		$667,061,907

(a)	Interest rate reflects seven-day effective yield on December 31, 2025.
(b)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $508,229,208 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$172,724,725
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,260,019)

Net unrealized appreciation/(depreciation)	$153,464,706

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	27.3%
Consumer Discretionary	21.7%
Industrials	17.3%
Information Technology	9.2%
Utilities	8.5%
Materials	7.2%
Consumer Staples	3.1%
Communication Services	2.4%
Health Care	1.4%
Energy	0.9%
Cash and Other Assets (Net)	1.0%
100.0%